KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2023
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 124.1%
Equity Investments(1) — 124.1%
Midstream Company(2) — 63.7%
Aris Water Solutions, Inc.	140	$1,429
Enbridge Inc.(3)	404	14,155
Energy Transfer LP(4)	2,632	35,449
Energy Transfer LP, — Series A Preferred Units(4)(5)	2,000	1,840
EnLink Midstream, LLC	242	3,007
Enterprise Products Partners L.P.(4)	1,227	32,637
Enterprise Products Partners L.P. — Convertible Preferred Units(4)(6)(7)(8)	18	17,658
Hess Midstream LP(9)	275	7,960
MPLX LP(4)	673	23,484
ONEOK, Inc.(10)	363	23,698
Pembina Pipeline Corporation(3)	559	17,374
Plains GP Holdings, L.P.(9)	1,434	23,006
Plains GP Holdings, L.P. — Plains AAP, L.P.(6)(9)(11)	690	11,061
Targa Resources Corp.(12)	476	41,023
Western Midstream Partners, LP(4)	329	8,788
		262,569
Natural Gas & LNG Infrastructure Company(2)(13) — 31.3%
Antero Midstream Corporation	539	6,527
Cheniere Energy, Inc.	230	37,569
Cheniere Energy Partners, L.P.(4)	119	6,160
DT Midstream, Inc.	122	6,400
Kinder Morgan, Inc.	583	10,032
Streamline Innovations Holdings, Inc. — Series C Preferred Shares(6)(7)(14)(15)(16)	1,375	6,738
TC Energy Corporation(3)	289	10,427
The Williams Companies, Inc.	1,308	45,165
		129,018
Renewable Infrastructure Company(2)(13) — 13.5%
Atlantica Sustainable Infrastructure plc(3)	811	18,205
Brookfield Renewable Partners L.P.(3)(9)	421	10,710
Clearway Energy, Inc. — Class A	231	5,405
Clearway Energy, Inc. — Class C	258	6,403
NextEra Energy Partners, LP(9)	294	14,665
		55,388

See accompanying notes to financial statements.

KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2023
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

Description	No. of Shares/Units	Value
Utility Company(2) — 11.7%
Duke Energy Corporation(13)	76	$6,731
NextEra Energy, Inc.(13)	240	16,043
Sempra Energy(13)	248	17,400
TransAlta Corporation(3)(13)	439	4,212
Xcel Energy Inc.(13)	70	3,982
		48,368
Other Energy Company(2) — 3.9%
Exxon Mobil Corporation	120	13,310
Phillips 66(12)	24	2,751
		16,061
Total Long-Term Investments (Cost — $445,265)		511,404

Short-Term Investment — Money Market Fund — 2.0%
JPMorgan 100% U.S. Treasury Securities Money Market
Fund — Capital Shares, 5.23%(18) (Cost — $8,294)	8,294	8,294
Total Investments — 126.1% (Cost — $453,559)		$519,698
	Strike Price	Expiration Date	No. of Contracts	Notional Amount(17)
Liabilities
Call Option Contracts Written(16)
Midstream Company(2)
Targa Resources Corp.	$82.50	9/15/23	240	$2,070	(101)

Other Energy Company(2)
Phillips 66	115.00	9/15/23	100	1,142	(17)
Phillips 66	120.00	9/15/23	100	1,142	(3)
					(20)
Total Call Option Contracts Written (Premiums Received — $63)					(121)

Debt	(70,235)
Mandatory Redeemable Preferred Stock at Liquidation Value	(41,491)
Other Assets in Excess of Other Liabilities	4,282
Net Assets Applicable to Common Stockholders	$412,133

____________

(1)    Unless otherwise noted, equity investments are common units/common shares.

(2)    Refer to the Glossary of Key Terms for definitions.

(3)    Foreign security.

See accompanying notes to financial statements.

KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2023
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

(4)    Securities are treated as a qualified publicly-traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as qualified publicly-traded partnerships. It is the Fund’s intention to be treated as a RIC for tax purposes. As of August 31, 2023, the Fund had 24.0% of its total assets invested in qualified publicly-traded partnerships.

(5)    Energy Transfer LP (“ET”) Series A Fixed-to-Floating Rate Cumulative Redeemable Perpetual Preferred Units (“ET Series A Units”). ET Series A Units have a liquidation preference of $1,000 per unit and pay a quarterly distribution at a rate equal to the three-month SOFR plus a spread of 4.2896%. ET Series A Units are redeemable anytime at a redemption price of $1,000 per ET Series A Unit plus accumulated and unpaid distributions. As of August 31, 2023, the distribution rate was 9.654%.

(6)    The Fund’s ability to sell this security is subject to certain legal or contractual restrictions. As of August 31, 2023, the aggregate value of restricted securities held by the Fund was $35,457 (6.8% of total assets) which included $11,061 of Level 2 securities and $24,396 of Level 3 securities. See Note 7 — Restricted Securities.

(7)    Fair valued on a recurring basis using significant unobservable inputs (Level 3). See Notes 2 and 3 in Notes to Financial Statements.

(8)    Enterprise Products Partners L.P. (“EPD”) Series A Cumulative Convertible Preferred Units (“EPD Convertible Preferred Units”) are senior to the common units in terms of liquidation preference and priority of distributions, and pay a distribution of 7.25% per annum. The EPD Convertible Preferred Units are convertible into EPD common units at any time after September 29, 2025 at the liquidation preference amount divided by 92.5% of the 5-day volume weighted average price of EPD’s common units at such time.

(9)    This company is structured like an MLP, but is not treated as a qualified publicly-traded partnership for RIC qualification purposes.

(10)  On September 25, 2023, ONEOK, Inc. (“OKE”) completed its previously announced acquisition of Magellan Midstream Partners, L.P. (“MMP”) in which OKE acquired all of the outstanding units of MMP for cash and stock.

(11)  The Fund’s ownership of Plains AAP, L.P. (“PAGP-AAP”) is exchangeable on a one-for-one basis into either Plains GP Holdings, L.P. (“PAGP”) shares or Plains All American Pipeline, L.P. (“PAA”) units at the Fund’s option. The Fund values its PAGP-AAP investment on an “as exchanged” basis based on the higher public market value of either PAGP or PAA. As of August 31, 2023, the Fund’s PAGP-AAP investment is valued at PAGP’s closing price. See Note 7 — Restricted Securities.

(12) Security or a portion thereof is segregated as collateral on option contracts written.

(13)  For purposes of the Fund’s investment policies, it considers NextGen Companies to be Energy Companies and Infrastructure Companies that are meaningfully participating in, or benefitting from, the Energy Transition. For these purposes, the Fund includes Natural Gas & LNG Infrastructure Companies, Renewable Infrastructure Companies and certain Utility Companies as NextGen Companies.

(14)  The Fund believes that it is an affiliate of Streamline Innovations Holdings, Inc. (“Streamline”). See Note 5 — Agreements and Affiliations.

(15)  Streamline is a privately-held company. Streamline Series C Preferred Shares are convertible into common equity at any time at the Fund’s option and are senior to common equity and Series A and Series B preferred shares in terms of liquidation preference and priority of distributions. Streamline Series C Preferred Shares are entitled to receive a quarterly dividend beginning on March 31, 2025, at an annual rate of 12.0%, which rate shall increase 2.0% each year thereafter to a maximum rate of 18.0%. Streamline Series C Preferred Shares are redeemable by Streamline at any time after March 31, 2025, at a price sufficient for the Fund to achieve a 20.0% internal rate of return on its investment.

See accompanying notes to financial statements.

KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2023
(amounts in 000’s, except number of option contracts)
(UNAUDITED)

(16)  Security is non-income producing.

(17)  The notional amount of call option contracts written is the product of (a) the number of contracts written, (b) 100 (each contract entitles the option holder to 100 units/shares) and (c) the market price of the underlying security as of August 31, 2023.

(18)  The rate indicated is the yield as of August 31, 2023.

At August 31, 2023, the Fund’s geographic allocation was as follows:

Geographic Location	% of Long-Term Investments
United States	85.3%
Canada	11.1%
Europe/U.K.	3.6%

See accompanying notes to financial statements.